Annual Total Returns- Vanguard Tax-Managed Small-Cap Fund (Institutional) [BarChart] - Institutional - Vanguard Tax-Managed Small-Cap Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.26%	16.05%	41.09%	6.26%	(1.80%)	25.78%	13.08%	(8.59%)	23.30%	11.10%